Trade payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	₨ 7,455	$ 79	₨ 8,052
Trade payables	₨ 7,455	$ 79	₨ 8,052